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Class A, C Shares | Goldman Sachs Investor Money Market Fund
Investor Money Market Fund—Summary
Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the
Purchase of Class C Shares” beginning on page
33
and in “Appendix C—Additional Information About Sales Charge Variations,
Waivers and Discounts” on page
53
of
the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C Shares - Goldman Sachs Investor Money Market Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases		none	none
Maximum Deferred Sales Charge (Load)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fees		none	none
Exchange Fees		none	none
[1]	Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C Shares - Goldman Sachs Investor Money Market Fund		Class A	Class C
Management Fees		0.16%	0.16%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%
Other Expenses		0.05%	0.30%
Service Fees		none	0.25%
All Other Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		0.46%	1.21%
Expense Limitation	[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		0.43%	1.18%
[1]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example - Class A, C Shares - Goldman Sachs Investor Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	44	145	255	576
Class C Shares	220	381	662	1,463

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C Shares | Goldman Sachs Investor Money Market Fund | Class C Shares | USD ($)	120	381	662	1,463

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) the average annual total returns of the Fund’s Class A and Class C Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.

CALENDAR YEAR (CLASS A SHARES)

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.43%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	March 31, 2019
Worst Quarter Return	0.04%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2019
Average Annual Total Returns - Class A, C Shares - Goldman Sachs Investor Money Market Fund	1 Year	Since Inception	Inception Date
Class A Shares	2.03%	1.21%	Jan. 29, 2016
Class C Shares	1.27%	0.61%	Jan. 29, 2016